Assets and Liabilities Measured at Fair Value (Detail) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	$ 1,974,000	$ 1,154,677
Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	2,244,000	1,546,038	$ 2,710,191
Warrant For Convertible Preferred Stock Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant for convertible preferred stock liability	(270,000)	(391,361)
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	2,244,000	1,546,038
Fair Value, Inputs, Level 1 | Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	2,244,000	1,546,038	$ 2,710,191
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	(270,000)	(391,361)
Fair Value, Inputs, Level 3 | Warrant For Convertible Preferred Stock Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant for convertible preferred stock liability	$ (270,000)	$ (391,361)